CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue		$ 712	$ 9,277
Cost of revenue		223	1,633
Gross profit		489	7,644
Operating expenses:
Research and development expenses, net	28,583	24,549	21,245
Marketing and business development expenses	1,189	1,174	1,309
General and administrative expenses	7,633	7,349	6,008
Total operating expenses	37,405	33,072	28,562
Operating loss	(37,405)	(32,583)	(20,918)
Financial and other income, net	339	1,097	1,145
Loss before taxes on income	(37,066)	(31,486)	(19,773)
Taxes on income		(20)	(390)
Net loss	$ (37,066)	$ (31,506)	$ (20,163)
Basic net loss per share	$ (0.72)	$ (0.62)	$ (0.40)
Diluted net loss per share	$ (0.72)	$ (0.62)	$ (0.40)
Other comprehensive loss:
Unrealized loss arising during the period from marketable securities			$ (205)
Realized gain arising during the period from marketable securities		(440)	(436)
Unrealized gain (loss) arising during the period from foreign currency derivative contracts	17	7	(19)
Realized loss (gain) arising during the period from foreign currency derivative contracts	(7)	19	(141)
Total comprehensive loss	$ (37,056)	$ (31,920)	$ (20,964)
Weighted average number of ordinary shares used in computing basic net loss per share	51,179,694	50,855,908	50,437,040
Weighted average number of ordinary shares used in computing diluted net loss per share	51,179,694	50,855,908	50,437,040